Offerings	May 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.250% Notes due 2028
Fee Rate	0.01531%
Amount of Registration Fee	$ 216,632.11
Offering Note	The total offering amount is based on the latest euro/U.S. dollar exchange rate of €1.00/$1.1381 announced by the Board of Governors of the Federal Reserve System on April 28, 2025. This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-280966) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.125% Notes due 2033
Fee Rate	0.01531%
Amount of Registration Fee	$ 174,230.92
Offering Note	The total offering amount is based on the latest euro/U.S. dollar exchange rate of €1.00/$1.1381 announced by the Board of Governors of the Federal Reserve System on April 28, 2025. This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-280966) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Notes due 2037
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,669.08
Offering Note	The total offering amount is based on the latest euro/U.S. dollar exchange rate of €1.00/$1.1381 announced by the Board of Governors of the Federal Reserve System on April 28, 2025. This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-280966) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2044
Fee Rate	0.01531%
Amount of Registration Fee	$ 103,292.37
Offering Note	The total offering amount is based on the latest euro/U.S. dollar exchange rate of €1.00/$1.1381 announced by the Board of Governors of the Federal Reserve System on April 28, 2025. This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-280966) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.